Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Basis of Presentation and Consolidation
(a)	Basis of Presentation and Consolidation

The consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”). The consolidated financial statements include the financial statements of the Company, all its subsidiaries and those VIEs of which the Company is the primary beneficiary from the dates they were acquired or incorporated. All intercompany balances and transactions have been eliminated in consolidation. A subsidiary is an entity in which (i) the Company directly or indirectly controls more than 50% of the voting power; or (ii) the Company has the power to appoint or remove the majority of the members of the board of directors or to cast a majority of votes at the meeting of the board of directors or to govern the financial and operating policies of the investee pursuant to a statute or under an agreement among the shareholders or equity holders.

Before December 27, 2024, in order to comply with the PRC laws and regulations which prohibit or restrict foreign control of companies involved in provision of internet content and other restricted businesses, the Group operates certain of its businesses which are subject to restrictions in the PRC through PRC domestic companies, whose equity interests are held by certain individuals (“Nominee Shareholders”). The Group obtained control over these PRC domestic companies by entering into a series of contractual arrangements with these PRC domestic companies and their respective Nominee Shareholders. Management concluded that these PRC domestic companies are former consolidated VIEs of the Group, of which the Group is the primary beneficiary. As such, the Group consolidated the financial results of these PRC domestic companies and their subsidiaries in the Group’s consolidated financial statements. See Note 13 for details.

Use of Estimates
(b)	Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. On an ongoing basis, management reviews these estimates and assumptions using the currently available information. Changes in facts and circumstances may cause the Group to revise its estimates. In accordance with ASC 250, the changes in estimates will be recognized in the same period of changes in facts and circumstances. The Group bases its estimates on past experiences and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Estimates are used when accounting for items and matters including, but not limited to, estimates on variable renewal commissions for long-term life insurance products, allowance for credit losses, valuation and recognition of share-based compensation expenses, the useful lives of property, plant and equipment, impairment of long-lived assets, short term investment and valuation allowance for deferred tax assets. Actual results could differ from those estimates.

Cash and Cash Equivalents and Restricted Cash
(c)	Cash and Cash Equivalents and Restricted Cash

Cash and cash equivalents consist of cash on hand and bank deposits , which have original maturities of three months or less, and that are readily convertible to known amounts of cash and have insignificant risk of changes in value related to changes in interest rates.

In its capacity as an insurance agent, the Group collects premiums from the insureds and remits the premiums to the appropriate insurance companies. Accordingly, as reported in the consolidated balance sheets, “premiums” are receivables from the insureds of RMB131 and RMB3 as of December 31, 2024 and 2025, respectively. Unremitted net insurance premiums are held in a fiduciary capacity until disbursed by the Group. The Group invests these unremitted funds only in cash accounts held for a short term and reports such amounts as restricted cash in the consolidated balance sheets. Also, restricted cash balance includes the entrustment deposit received from the members of eHuzhu, an online mutual aid platform operated by the Group, which is to be used during the one-year operating cycle and is therefore classified as a current asset. The balance for entrustment deposit was RMB34,470 and nil as of December 31, 2024 and 2025, respectively, as the group disposed the subsidiary in first half of 2025. Further, restricted cash balance includes guarantee deposit required by the National Financial Regulatory Administration which replaces the China Banking and Insurance Regulatory Commission as the regulatory body since May 2023 in order to protect insurance premium appropriation by insurance agency which is restricted as to withdrawal for other than current operations. Thus, the Group classified the balance for guarantee deposit as a non-current asset. The balance for guarantee was RMB16,541 and RMB19,158 as of December 31, 2024 and 2025, respectively.

Short Term Investments
(d)	Short Term Investments

All investments with original maturities less than twelve months or investments that are expected to be realized in cash during the next twelve months are classified as short-term investments. The Group accounts for short-term debt investments in accordance with ASC Topic 320, Investments – Debt Securities (“ASC 320”). The Group classifies the short-term investments in debt securities as held-to-maturity or available-for-sale, whose classification determines the respective accounting methods stipulated by ASC 320. Dividend and interest income for all categories of investments in securities are included in earnings. Any realized gains or losses on the sale of the short-term investments are determined on a specific identification method, and such gains and losses are reflected in earnings during the period in which gains or losses are realized.

The Group evaluates each individual available-for-sale debt securities periodically for impairment. For investments where the Group does not intend to sell, the Group evaluates whether a decline in fair value is due to deterioration in credit risk. Credit-related impairment losses, not to exceed the amount that fair value is less than the amortized cost basis, are recognized through an allowance for credit losses on the consolidated balance sheets with corresponding adjustment in the consolidated statements of income (loss) and comprehensive income (loss). Subsequent increases in fair value due to credit improvement are recognized through reversal of the credit loss and corresponding reduction in the allowance for credit loss. Any decline in fair value that is non-credit related is recorded in accumulated other comprehensive income (loss) as a component of shareholder’s equity. As of December 31, 2025, there were no investments held by the Group that had been in continuous unrealized loss position.

An impairment loss on short term investments of nil, nil and RMB485,631 was identified for the years ended December 31, 2023, 2024 and 2025, respectively.

Accounts Receivable and Contract Assets, net
(e)	Accounts Receivable and Contract Assets,net

Accounts receivable are recorded at the amount that the Group expects to collect and do not bear interest. Accounts receivables represent fees receivable on agency services primarily from insurance companies. For life insurance products, there is generally a 10 to 15 days hesitation period after an initial placement of a life insurance policy, during which the policyholder has a legal right to unconditionally cancel the effective policy. Contract assets are recorded when a long-term life insurance policy becomes effective, of which, the portion in relation to initial commissions earned is reclassified to accounts receivable upon the hesitation period expires; and the remaining portion arising from estimated renewal commissions will be reclassified to accounts receivable once the initial policy has been renewed and/or the Group has achieved certain renewal target in subsequent years within the renewal term of the policy. Accounts receivable are generally settled within 90 days since the initial recognition pursuant to the payment terms in the contract with customers, of which a minor portion relating to bonus earned based on annual performance condition is settled within one year.

The Group evaluates the collectability of its accounts receivable and contract assets based on a combination of factors. The Group generally does not require collateral on trade receivables and contract assets as the majority of the Group’s customers are large, well-established insurance companies. The allowance of credit losses for accounts receivable and contract assets is based upon the current expected credit losses (“CECL”) model by pooling accounts receivable and contract assets into various age buckets. The entire contract assets balance is included in the bucket of within 1 year. The expected credit loss rates applied range from 0.01% to 100%. In assessing the CECL, the Group considers both quantitative and qualitative information that is reasonable and supportable, including relevant available information from internal and external sources, related to past events, historical credit loss experience, current and future economic events as well as other conditions that may be beyond the Group’s control. Credit loss expenses are assessed quarterly and included in general and administrative expense on the consolidated statements of income (loss) and comprehensive income (loss). Accounts receivable that are deemed uncollectible when all collection efforts have been exhausted are written off against the allowance for credit loss.

Accounts receivable and contract assets, net is analyzed as follows:

	As of December 31,
	2024	2025
	RMB	RMB
Accounts receivable	96,324	67,391
Contract assets (See Note 2(q))	954,006	748,544
Allowance for expected credit losses	(1,186)	(2,531)
Accounts receivable and contract assets, net	1,049,144	813,404

The following table summarizes the movement of the Group’s allowance for expected credit losses of accounts receivable and contract assets:

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Balance at the beginning of the year	328	1,965	1,186
Current period provision for expected credit losses	1,674	1,392	1,345
Write-offs	(37)	(2,171)	—
Balance at the end of the year	1,965	1,186	2,531

Property, Plant and Equipment, net
(f)	Property, Plant and Equipment, net

Property, plant and equipment are stated at cost. Depreciation are calculated using the straight-line method over the following estimated useful lives, taking into account residual value:

	Estimated useful lives (Years)	Estimated residual value
Building	20-36	0%
Office equipment, furniture and fixtures	3-5	0%-3%
Motor vehicles	4-10	0%-3%
Leasehold improvements	5	0%

Direct costs that are related to the construction of property, plant and equipment incurred in connection with bringing the assets to their intended use are capitalized as construction in progress. Construction in progress is transferred to specific property, plant and equipment items and the depreciation of these assets commences when the assets are ready for their intended use. As of December 31, 2024 and 2025, construction in progress were primarily relating to the office buildings under construction.

The depreciation methods and estimated useful lives are reviewed regularly. The following table summarizes the depreciation expense recognized in the consolidated statements of income (loss) and comprehensive income(loss):

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Selling expenses	2,647	190	54
General and administrative expenses	10,114	10,256	5,272
Depreciation expense	12,761	10,446	5,326

Business combinations and non-controlling interests
(g)	Business combinations and non-controlling interests

The Group evaluates acquisitions of assets to assess whether or not the transaction should be accounted for as a business combination or asset acquisition. In determining whether a particular set of activities and assets is a business, the Group assesses whether the set of assets and activities acquired includes, at a minimum, an input and substantive process and whether the acquired set has the ability to produce outputs. The Group applies a ‘screen test’ that permits a simplified assessment of whether an acquired set of activities and assets is not a business. The test is met if substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets.

Transactions in which the acquired is considered a business are accounted for as a business combination as described below. Conversely, transactions not considered as business acquisition are accounted for as acquisition of assets and liabilities. In such transactions, the cost of acquisition is allocated proportionately to the acquired identifiable assets and liabilities, based on their proportionate fair value on the acquisition date. In an asset acquisition, no goodwill is recognized.

The Group accounts for its business combinations using the acquisition method of accounting in accordance with ASC 805 “Business Combinations”. The consideration transferred in a business combination is measured as the aggregate of the acquisition-date fair value of the assets transferred, liabilities incurred by the Group to the selling shareholders of the acquiree, and the equity interests issued by the Group. Transaction costs directly attributable to the acquisition are expensed as incurred. Identifiable assets acquired and liabilities assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of (i) the consideration transferred, the fair value of any non-controlling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree, is recorded as goodwill.

The consideration for the Group’s business acquisitions may include future payments that are contingent upon the occurrence of a particular event or events. Contingent consideration also takes the form of a right of the Group to the returns of previously transferred assets or issued equity interests from the sellers of the acquired business. Both the rights and obligations for such contingent consideration returns and payments are recorded at fair value on the acquisition date. The Group’s contingent right to receive a return of some equity interests issued (i.e., contingently returnable shares) is recognized as an asset and measured at fair value. The Group’s obligation to pay contingent consideration is recognized and classified as a liability and measured at fair value. The contingent consideration rights and obligations are subsequently evaluated each reporting period with changes in fair value recognized as a gain or loss and recorded within change in the fair value of contingent assets and liabilities in the consolidated statements of income (loss) and comprehensive income (loss).

For the Group’s majority-owned subsidiaries and subsidiaries of former VIEs, a non-controlling interest is recognized to reflect the portion of their equity which is not attributable, directly or indirectly, to the Group. Consolidated net income on the consolidated statements of income (loss) and comprehensive income (loss) includes the net income attributable to non-controlling interests. The cumulative results of operations attributable to non-controlling interests, are recorded as non-controlling interests on the Group’s consolidated balance sheets.

Goodwill and Other Intangible Assets
(h)	Goodwill and Other Intangible Assets

Goodwill

Goodwill represents the excess of purchase price over fair value of the identifiable net assets of businesses acquired in a business combination. Goodwill is not amortized and the Group assesses goodwill for impairment in accordance with ASC Subtopic 350-20, Intangibles-Goodwill and Other: Goodwill (“ASC 350-20”), which requires goodwill to be tested for impairment at the reporting unit level at least annually and more frequently upon the occurrence of certain events, as defined by ASC 350-20. The Group operated in two reporting units for the years ended December 31, 2023 and 2024. Starting from January 2025, the Group operated in one reporting units.

The impairment test is performed as of year-end or if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount by comparing the fair value of a reporting unit with its carrying value. If the fair value of the reporting unit exceeds its carrying amount, goodwill is not impaired and no further testing is required. If the fair value of the reporting unit is less than the carrying value, an impairment charge is recognized for the amount by which the carrying amount exceeds the reporting unit’s fair value; however, the loss recognized should not exceed the total amount of goodwill allocated to that reporting unit.

The impairment review is highly judgmental and involves the use of significant estimates and assumptions. These estimates and assumptions have a significant impact on the amount of any impairment charge recorded. Estimates of fair value are primarily determined by using discounted cash flows. Discounted cash flows method is dependent upon assumptions of future sales trends, market conditions and cash flows of each reporting unit over several years. Actual cash flows in the future may differ significantly from those previously forecasted. Other significant assumptions include growth rates and the discount rate applicable to future cash flows. Based on this quantitative test in 2024, it was determined that the carrying amount of the insurance agency reporting unit exceeded its fair value and, therefore, the Group recorded an impairment loss on goodwill of RMB374,149 and nil for the years ended December 31, 2024 and 2025, respectively.

Intangible Assets

Identifiable intangibles assets are required to be determined separately from goodwill based on their fair values. In particular, an intangible asset acquired in a business combination should be recognized as an asset separate from goodwill if it satisfies either the “contractual-legal” or “separability” criterion. Intangible assets with a finite economic life are carried at cost less accumulated amortization. The useful lives of intangible assets are assessed to be either finite or indefinite. Intangible assets that are not considered to have an indefinite useful life are amortized over their estimated useful lives on a straight-line basis.

The estimated useful lives for the Group’s intangible assets are as follows:

Estimated useful lives (Years)
Software	3
Non-compete agreements	5.8 - 6
Agent resources	2.8 - 3
Brokerage license	20

Investment in Affiliates
(i)	Investment in Affiliates

The Group uses the equity method of accounting for investments in which the Group has the ability to exercise significant influence but does not have the controlling ability.

On April 1, 2024, BWWS Limited (“BWW”), a wholly-owned subsidiary of the Group, disposed of its controlling financial interests in its majority-owned subsidiaries Brave Moon Limited (“BML”) and Avantech Solutions Limited (“Avantech”) to the minority shareholder through entering into a supplement joint venture agreement (the “Joint Venture Agreement”) to share the power with the other shareholder to jointly control the strategic operating, investing, and financing decisions over BML and Avantech. The Group accounted for the investments using the equity method and the fair value of the retained interests as of the date of joint control forms the basis for the initial measurement. The Group therefore recorded an investment loss of RMB79 in others, net in the consolidated statement of income and comprehensive income (loss) and derecognized the non-controlling interests in BML and Avantech which are not attributable, directly or indirectly, to the Group amounting to RMB6,438 in the consolidated statement of changes in shareholders’ equity for the year ended December 31, 2024. In May 2025, The Group disposed all its shares of BML and Avantech to the minority shareholder for a cash consideration of RMB354 and records disposal loss of RMB4,330.

On November 27, 2024, the Group’s wholly owned subsidiary entered into transaction agreements with BGM to exchange its equity shares in Xinbao Investment and Fanhua RONS Technologies. At the completion of the transaction, the Group acquired 69,995,661 Class A ordinary shares of BGM, accounting for 72% of its equity interest and 3.4% of voting right.

On April 30, 2025, the Group transferred 53,466,331 Class A ordinary shares of BGM to third parties for US$106,900. Following the transaction, the Group no longer exerted significant influence over BGM and accounted for the remaining 16,635,752 Class A ordinary shares as non-current assets, measured at the fair value of the equity interests exchanged (see Note 3 for details).

The Group continually reviews its investment in equity investees to determine whether a decline in fair value to an amount below the carrying value is other-than-temporary. The primary factors the Group considers in its determination are the duration and severity of the decline in fair value; the financial condition, operating performance and the prospects of the equity investee; and other company specific information such as the stock price of the investee and its corresponding volatility, if publicly traded, the Group’s intent and ability to hold the investment until recovery, and changes in the macro-economic, competitive and operational environment of the investee. If the decline in fair value is deemed to be other-than-temporary, the carrying value of the equity investee is written down to fair value.

Long-term Investments
(j)	Long-term Investments

Other non-current assets mainly represent long-term equity investments accounted for under the measurement alternative method, contingent consideration measured at fair value through profit or loss (see Note 2 (g) and Note 3 for details) and an investment in debt securities classified as held-to-maturity which is measured at amortized cost.

Equity securities without readily determinable fair value

The Group has long-term investments in equity security of certain privately held companies which the Group exerts no significant influence or a controlling interest. As a result of adoption of “Financial Instruments-Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities” (“ASU 2016-01”) in January 1, 2019, equity securities without readily determinable fair values that do not qualify for the practical expedient in ASC 820, Fair Value Measurements and Disclosure to estimate fair value using the net asset value per share (or its equivalent) of the investment, are measured and recorded using a measurement alternative that measures the securities at cost less impairment, if any, plus or minus changes resulting from qualifying observable price changes. Significant judgments are required to determine whether observable price changes are orderly transactions and identical or similar to an investment held by the Group.

During each reporting period, the Group makes a qualitative assessment considering impairment indicators to separately evaluate whether each of its equity securities without readily determinable fair value is impaired. Impairment indicators that the Group considers include, but are not limited to a significant deterioration in the earnings performance, credit rating, asset quality, or business prospects of the investee, factors such as negative cash flows from operations and working capital deficiencies that raise significant concerns about the investee’s ability to continue as a going concern, current economic and market conditions and other specific information. If a qualitative assessment indicates that the investment is impaired, the entity has to estimate the investment’s fair value in accordance with the principles of ASC 820. If the fair value is less than the investment’s carrying value, the Group recognizes an impairment loss in earnings equal to the difference between the carrying value and fair value.

The Group recorded an impairment of nil, RMB5,200 and nil during the years ended December 31, 2023, 2024 and 2025, respectively, in the consolidated statements of income (loss) and comprehensive income (loss).

Investment in debt securities with embedded features

As of December 31, 2024, the Group held a two-year-term debt security valued at RMB125,000 with a fixed return rate of 6% and an additional earning right contingently upon certain conditions met within the contract term. The Group considered the host contract as a debt security and classified the investment as a held-to-maturity security which is measured subsequently at amortized cost as the Group has the positive intent and ability to hold it to maturity. As of December 31, 2024, the debt security was recorded in other non-current assets, net of the consolidated balance sheets.

The Group evaluated the additional earning right as a derivative instrument that is “embedded” to the host contract in accordance with ASC 815. The Group considered the stated and implied substantive features of the contract as well as the economic characteristics and risks of the hybrid instrument and determined that the additional earning right be considered as an embedded derivative separated from the host contract and accounted it for as a derivative instrument. The Group classified the embedded derivative measured at fair value and change in fair value is charged through profit or loss. As of December 31, 2025, the fair value of the embedded derivative was immaterial.

The Group recorded impairment loss on investment in debt securities of nil, nil and RMB125,000 during the years ended December 31, 2023, 2024 and 2025, respectively, in the consolidated statements of income (loss) and comprehensive income(loss).

Impairment of Long-Lived Assets
(k)	Impairment of Long-Lived Assets

Property, plant, and equipment and intangible assets with definite lives are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated future cash flows, an impairment charge is recognized for the amount by which the carrying value of the asset exceeds the fair value of the asset. The Group recorded impairment on long-lived assets of nil,RMB39,307 and nil for the years ended December 31, 2023, 2024 and 2025.

Insurance Premium Payables
(l)	Insurance Premium Payables
Insurance premium payables are insurance premiums collected on behalf of insurance companies but not yet remitted as of the balance sheet dates.
Treasury Shares
(m)	Treasury Shares

Treasury shares represent ordinary shares repurchased by the Group that are no longer outstanding and are held by the Group. The repurchased ordinary shares are recorded whereby the total par value of shares acquired is recorded as treasury stock and the difference between the par value and the amount of cash paid is recorded in additional paid-in capital. If additional paid-in capital is not available or is not sufficient, the remaining amount is to reduce retained earnings. Ordinary shares issued in business combinations through an exchange of equity interests that are subsequently returned to the Group are also accounted for treasury shares (see Note 3 “Acquisitions and disposal in 2023” for details).

Income Taxes
(n)	Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities and their reported amounts in the consolidated financial statements, net operating loss carryforwards and credits by applying enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

The Group records uncertain tax positions in accordance with ASC 740 on the basis of a two-step process in which (1) it determines whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (2) for those tax positions that meet the more-likely-than-not recognition threshold, the Group recognizes the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority. The Group recognizes interest and penalties related to unrecognized tax benefits, if any, on the income tax expense line in the accompanying consolidated statement of income and comprehensive income (loss). Accrued interest or penalties are included on the other tax liabilities line in the consolidated balance sheets.

Share-based Compensation
(o)	Share-based Compensation

All forms of share-based payments to employees and nonemployees, including restricted share units, stock options and stock purchase plans, are treated the same as any other form of compensation by recognizing the related cost in the consolidated statements of income (loss) and comprehensive income (loss). The Group recognizes compensation cost for an award with only service conditions that has a graded vesting schedule on a straight-line basis over the requisite service period for the entire award, provided that the amount of compensation cost recognized at any date must at least equal to the portion of the grant-date value of the award that is vested at that date. For awards with both service and performance conditions, if each tranche has an independent performance condition for a specified period of service, the Group recognizes the compensation cost of each tranche as a separate award on a straight-line basis; if each tranche has performance conditions that are dependent of activities that occur in the prior service periods, the Group recognizes the compensation cost on a straight-line basis over the requisite service period for each separately vesting portion of the award as if the award was, in-substance, multiple awards. The Group has made an accounting policy election to account for forfeitures when they occur for an award with only service conditions. For an award with a performance condition, the Group continues to assess at each reporting period whether it is probable that the performance condition will be achieved. No compensation cost is recognized for instruments that employees and nonemployees forfeit because a service condition or a performance condition is not satisfied.

Employee share-based compensation

Compensation cost related to employee stock options or similar equity instruments is measured at the grant date based on the fair value of the award and is recognized over the service period, which is usually the vesting period. If an award requires satisfaction of one or more performance or service conditions (or any combination thereof), compensation cost is recognized if the requisite service is rendered, while no compensation cost is recognized if the requisite service is not rendered.

Nonemployee share-based compensation

Consistent with the accounting requirement for employee share-based compensation, nonemployee share-based compensation within the scope of Topic 718 are measured at grant-date fair value of the equity instruments, which the Group is obligated to issue when the service has been rendered and any other conditions necessary to earn the right to benefit from the instruments have been satisfied.

Employee Benefit Plans
(p)	Employee Benefit Plans

As stipulated by the regulations of the PRC, the Group’s subsidiaries in the PRC participate in various defined contribution plans organized by municipal and provincial governments for its employees. The Group is required to make contributions to these plans at a percentage of the salaries, bonuses and certain allowances of the employees. Under these plans, certain pension, medical and other welfare benefits are provided to employees. The Group has no other material obligation for the payment of employee benefits associated with these plans other than the annual contributions described above. The contributions are charged to the consolidated statements of income (loss) and comprehensive income (loss) as they become payable in accordance with the rules of the above mentioned defined contribution plans.

Revenue Recognition
(q)	Revenue Recognition

The Group’s revenue from contracts with insurance companies is derived principally from the provision of agency and claims adjusting services, and insurance companies are defined as the Group’s customers under ASC 606 “Revenue from Contracts with Customers” (“ASC 606”). The Group disaggregates its revenue from different types of service contracts with customers by principal service categories, as the Group believes it best depicts the nature, amount, timing and uncertainty of its revenue and cash flows. See Note 25 for detailed disaggregated revenue information that is disclosed for each reportable segment.

The following is a description of the accounting policy for the principal revenue streams of the Group.

Insurance agency services revenue

The Group derives agency revenue serving as a sales agent to distribute various life insurance and property and casualty (“P&C”) insurance products on behalf of insurance companies by which the Group is entitled to receive an initial commission from the insurance companies based on the premium paid by the policyholders for the related insurance policy sold. For life insurance agency, the Group is also entitled to renewal commissions when the policyholder renews the policy within the renewal term of the original policy as such life insurance products are typically long-term products.

The Group has identified its promise to sell insurance products on behalf of an insurance company as the performance obligation in its contracts with the insurance companies. The Group’s performance obligation to the insurance company is satisfied and revenue is recognized at a point in time when an insurance policy becomes effective. Specifically for life insurance agency business, certain contracts include the promise to provide certain post-sales administrative services to policyholders on behalf of the insurance company, such as responding to the policyholder inquiries, facilitating the renewal process and/or gathering information from the policyholder to assist the insurance companies to update the contact information of the policy holder, the Group has concluded such services are administrative in nature and immaterial, and none of these activities on their own results in a transfer of a goods or services to the insurance company in the context of the contract. Accordingly, no performance obligation exists after a policy becomes effective.

Initial placement of an insurance policy

The Group recognizes agency revenue related P&C insurance products (which is short term in nature and related premiums are collected upfront) when an insurance policy becomes effective. The commission to be earned is required to be partially refunded contingently on policy cancellations. Based on its past experience, subsequent commission adjustments in connection with P&C insurance policy cancellations have been de minims to date, and are recognized upon notification from the insurance carriers. Actual commission and fee adjustments in connection with the cancellation of P&C insurance policies were 0.1%, 0.1% and 0.1% of the total commission and fee revenues during years ended December 31, 2023, 2024 and 2025, respectively.

For life insurance products, there is generally a 10 to 15 days hesitation period after an initial placement of a life insurance policy, during which the policyholder has a legal right to unconditionally cancel the effective policy regardless of the reasons. According to relevant terms of the insurance agency contracts with customers, the Group reconciles information of policies sold which also includes policies that have been cancelled by policyholders within the hesitation period, with the insurance companies on a monthly basis. Therefore, the Group estimates cancellation of policies that have become effective but are still within the hesitation period based on subsequent actual data at each reporting date. The cancellation of an effective life insurance policy by the policyholder after the hesitation period does not require the Group to refund initial commission to insurance companies, but rather impacts the Group’s estimate on future commission related to renewal(s) of the policy.

In addition, for life insurance agency, the Group may receive a performance bonus from insurance companies as agreed and per contract provisions. Once the Group achieves a certain sales volume based on respective agency agreements, the bonus will become due. Performance bonus represents a form of variable consideration associated with certain sales volume, for which the Group earns commissions. The Group estimates the amount of consideration with a constraint applied that will be received in the coming year such that a significant reversal of revenue is not probable, and includes performance bonus as part of the transaction price. For the years ended December 31, 2023, 2024 and 2025, the Group recognized contingent performance bonus of RMB18,161, RMB108 and RMB31, respectively.

Renewals of a life insurance policy

For the long-term life insurance products, in addition to the initial commission earned, the Group is also entitled to subsequent renewal commission and compensation, and renewal performance bonus which represents variable considerations and are contingent on future renewals of initial policies or the Group achieves its performance target.

When making estimates of the amount of variable consideration to which the Group expects to be entitled, the Group uses the expected value method and evaluates many factors, including but not limited to, insurance companies mix, product mix, renewal term of various products, renewal premium rates and commission rates, to determine the method(s) of measurement, relevant inputs and the underlying assumptions. The Group considers constraints as well when determining the amount which should be included in the transaction price.

The Group performs ongoing evaluation of the appropriateness of the constraint applied and will consider the sufficiency of evidence that would suggest that the long-term expectation underlying the assumptions has changed. The Group makes an estimate of variable considerations over the portfolio of contracts based on accumulated historical data and experiences. The estimated renewal commissions are contingent on future renewals of initial policies or achievement of certain performance targets. Given the material uncertainty around the future renewal of the insurance policies, the estimated renewal commissions expected to be collected are recognized as revenue only to the extent that it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty is subsequently resolved. The judgment and assumptions are continuously re-evaluated and adjusted as needed along with the accumulation of historical experiences and data when new information becomes available. Actual renewal commissions in the future may differ significantly from those previously estimated.

Insurance claims adjusting services revenue

For insurance claims adjusting services, performance obligations are considered met and revenue is recognized when the services are rendered and completed, at the time loss adjusting reports are confirmed being received by insurance companies. The Group does not accrue any service fee before the receipt of an insurance company’s acknowledgement of receiving the adjusting reports. Any subsequent adjustments in connection with discounts which have been de minims to date are recognized in revenue upon notification from the insurance companies. In January 2025, the Group divested its entire equity interest in Guangdong Meidiya Investment Co., Ltd. and its subsidiaries, which comprised the Group’s claims-adjusting segment. Since completion of the disposal, the Group has ceased providing claims adjusting services (see Note 3 for details)

Contract balances

The Group’s contract balances include accounts receivable and contract asset. The balances of accounts receivable as of December 31, 2024 and 2025 are all derived from contracts with customers.

The Group recognized revenues and correspondent contract assets derived from estimated renewal commissions for selling long-term life insurance products because it is entitled to payments of the subsequent renewal commissions which are contingent on future renewals of initial policies and/or the achievement of its performance target set forth in relation to future renewals other than the passage of time. Accordingly, the Group presented contract assets separately in the consolidated balance sheets which include both the amount derived from estimated renewal commissions and the amount of commissions in relation to policies that are still within the hesitation period by the year-end date. The contract assets balance will be reclassified to accounts receivable once the initial policies have been renewed and/or the Group has achieved certain renewal target in subsequent years within the renewal term of the policies, or upon the hesitation period expires.

Practical expedients and exemptions

The Group generally expenses sales commissions when incurred because the amortization period would have been one year or less. These costs are recorded within sales and marketing expenses in the consolidated statements of income (loss) and comprehensive income (loss), as the amortization period is less than one year and the Group has elected the practical expedient included in ASC 606.

The Group has applied the optional exemption provided by ASC 606 to not disclose the value of remaining performance obligations not yet satisfied as of period end for contracts with original expected duration of one year or less.

Value-added tax and surcharges

The Group presents revenue net of tax surcharges and value-added taxes incurred. The tax surcharges amounted to RMB11,643, RMB6,658 and RMB3,342 for the years ended December 31, 2023, 2024 and 2025, respectively.

Total value-added taxes paid by the Group during the years ended December 31, 2023, 2024 and 2025 amounted to RMB116,764, RMB62,794 and RMB47,497 respectively.

Fair Value of Financial Instruments
(r)	Fair Value of Financial Instruments

Fair value is considered to be the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability. The established fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels of inputs may be used to measure fair value include:

Level 1	Applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2	Applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3	Applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The carrying values of the Group’s financial instruments, including cash and cash equivalents, restricted cash, accounts receivable, insurance premium payables, other receivables, short-term loan, accounts payable and other payables, approximate their fair values due to the short-term nature of these instruments.

The carrying amounts of the long-term receivables and payables approximate their fair value as the interest rates are comparable to the prevailing interest rates in the market.

Measured at fair value on a recurring basis

As of December 31, 2024 and 2025, information about inputs into the fair value measurements of the Group’s assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows.

		Fair Value Measurements at Reporting Date Using
Description	As of December 31, 2024	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Short-term investments - debt security	563,436	—	563,436	—
Investments – equity security recorded within other current assets	13,755	13,755	—	—
Contingent consideration	17,549	—	—	17,549
		Fair Value Measurements at Reporting Date Using
Description	As of December 31, 2025	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Short-term investments - debt security	2,450	—	2,450	—
Investments – equity security recorded within other current assets and other non-current assets	239,565	2,746	—	236,819

Measured at fair value on a recurring basis

As of December 31, 2024 and 2025, information about inputs into the fair value measurements of the Group’s assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows.

The majority of debt security consists of investments in bank financial products, trust products and asset management plans that normally pay a prospective fixed rate of return. These investments are recorded at fair values on a recurring basis. The Group measured these investments at fair values and the unrealized gains or losses from the changes in fair values are included in accumulated other comprehensive income (loss), at the balance sheet date. It is classified as Level 2 of the fair value hierarchy since fair value measurement at the reporting date is benchmarked against fair value of comparable investments. The Group identified credit-related impairment losses of nil, nil and RMB485,631 on trust products during the years ended December 31, 2023, 2024 and 2025, reflecting reduced liquidity and lower recovery expectations for the underlying assets.

The Group measures its equity investments with readily determinable fair value at its quoted price in active markets. There were no transfers into or out of Level 1 and Level 2 as of December 31, 2025.

Level 3 fair value of contingent consideration arising from business combination is determined using the Monte Caro simulation model and significant assumptions including the probability of achieving performance targets for each scenario and estimated share price during the specified period. For the years ended December 31, 2023and 2024, the Group recorded gains on changes in fair value of contingent consideration of RMB6,650 and 4,088, respectively and recorded losses on changes in fair value of contingent consideration of RMB17,627 for the years ended December 31, 2025.

Measured at fair value on a non-recurring basis

The Group measures certain assets, including equity securities without readily determinable fair values, equity method investments and intangible assets, at fair value on a nonrecurring basis when they are deemed to be impaired. The fair values of these investments and intangible assets are determined based on valuation techniques using the best information available, and may include management judgments, future performance projections, etc. An impairment charge to these investments is recorded when the cost of the investment exceeds its fair value and for equity method investments, this condition is determined to be other-than-temporary. Impairment charge to the intangible assets is recorded when their carrying amounts may not be recoverable.

Goodwill (Note 8) is measured at fair value on a nonrecurring basis, and they are recorded at fair value only when impairment is recognized by applying unobservable inputs such as forecasted financial performance of the acquired business, discount rate, etc. to the discounted cash flow valuation methodology that are significant to the measurement of the fair value of these assets (Level 3).

Investments in affiliates (Note 10) are measured at fair value on a nonrecurring basis, and they are recorded at fair value only when there is other-than-temporary-impairment. The fair value of investment in an affiliate that is publicly listed is determined based on the market value of its share (Level 1) on the date such impairment is recorded.

Foreign Currencies
(s)	Foreign Currencies

The functional currency of the Company is the United States dollar (“USD”). Assets and liabilities are translated at the exchange rates at the balance sheet date, equity accounts are translated at historical exchange rates and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income(loss) or loss in the consolidated statements of income (loss) and comprehensive income (loss). The Group has chosen the Renminbi (“RMB”) as their reporting currency.

The functional currency of most of the Company’s subsidiaries is RMB. Transactions in other currencies are recorded in RMB at the rates of exchange prevailing when the transactions occur. Monetary assets and liabilities denominated in other currencies are translated into RMB at rates of exchange in effect at the balance sheet dates. Exchange gains and losses are recorded in the consolidated statements of income (loss) and comprehensive income (loss).

Foreign Currency Risk
(t)	Foreign Currency Risk

The RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of RMB is subject to changes in central government policies and international economic and political developments that affect supply and demand in the China Foreign Exchange Trading System market of cash and cash equivalents and restricted cash. The Group had aggregate amounts of RMB128,40 and RMB44,395 of cash and cash equivalents and restricted cash denominated in RMB as of December 31, 2024 and 2025, respectively.

Translation into USD
(u)	Translation into USD

The consolidated financial statements of the Group are stated in RMB. Translations of amounts from RMB into USD are solely for the convenience of the readers outside of China and were calculated at the rate of US$1.00 = RMB 6.9931, representing the noon buying rate in the City of New York for cable transfers of RMB on December 31, 2025, the last business day in fiscal year 2025, as set forth in H.10 statistical release of the Federal Reserve Bank of New York. The translation is not intended to imply that the RMB amounts could have been, or could be, converted, realized or settled into USD at such rate.

Segment Reporting
(v)	Segment Reporting

Operating segments are defined as components of an enterprise for which separate financial information is available and evaluated regularly by the Group’s chief operating decision maker in deciding how to allocate resources and in assessing performance. In accordance with ASC 280, Segment Reporting, operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), in deciding how to allocate resources and in assessing performance. The Group uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Group’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Group’s reportable segments. The Group’s CODM has been identified as the chief executive officer (the “CEO”), who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group.

In January 2025 the Group divested its entire equity interest in Guangdong Meidiya Investment Co., Ltd. and its subsidiaries, which comprised the Group’s claims-adjusting segment. Since completion of the disposal, the Group has ceased providing claims-adjusting services (see Note 4 for details). Consequently, as of December 31, 2025, the Group operated one segment: the insurance agency segment, which mainly consists of providing agency services for a wide range of life and non-life insurance products to individual clients.

Substantially all revenues of the Group are derived in the PRC and all long-lived assets are located in the PRC.

Earnings per Share (“EPS”) or ADS
(w)	Earnings per Share (“EPS”) or ADS

Basic EPS is calculated by dividing the net income available to common shareholders by the weighted average number of ordinary shares /ADS outstanding during the year. Diluted EPS is calculated by using the weighted average number of ordinary shares /ADS outstanding adjusted to include the potentially dilutive effect of outstanding share-based awards, unless their inclusion in the calculation is anti-dilutive.

The weighted average number of ordinary shares outstanding excludes the number of ordinary shares issued in business combinations (see Note 3 for details) through an exchange of equity interests that are outstanding but contingently returnable, all or partial, if necessary conditions are not satisfied by specific periods.

Advertising Costs
(x)	Advertising Costs
Advertising costs are expensed as incurred. Advertising costs amounted to RMB19,852, RMB17,465 and RMB3,849 for the years ended December 31, 2023, 2024 and 2025, respectively.
Lease
(y)	Lease

The Group leases office space, vehicles and certain equipment under operating leases for terms ranging from short term (under 12 months) to 10 years. The Group does not have options to extend or terminate leases, as the renewal or termination of relevant lease is on negotiation basis. As a lessee, the Group does not have any financing leases and none of the leases contain material residual value guarantees or material restrictive covenants. The Group’s office space leases typically have initial lease terms of 2 to 10 years, and vehicles and equipment leases typically have an initial term of 12 months or less. The Group’s office space leases include fixed rental payments. The lease payments for the Group’s office space leases do not consist of variable lease payments that depend on an index or a rate.

The Group determines whether a contract contains a lease at contract inception. A contract contains a lease if there is an identified asset and the Group has the right to control the use of the identified asset. At the commencement of each lease, management determines its classification as an operating or finance lease. For leases that qualify as operating leases, the Group recognizes a right-of-use (“ROU”) asset and a lease liability based on the present value of the lease payments over the lease term in the consolidated statements of balance sheet at commencement date. As all of the leases do not have implicit rates available, the Group uses incremental borrowing rates based on the information available at lease commencement date in determining the present value of future payments. The incremental borrowing rates are estimated to approximate the interest rate on a collateralized basis with similar terms and payments, and in economic environments where the leased assets are located.

The ROU asset is measured at the amount of the lease liabilities with adjustments, if applicable, for lease prepayments made prior to or at lease commencement, initial direct costs incurred and lease incentives. For office space leases, the Group identifies the lease and non-lease components (e.g., common-area maintenance costs) and accounts for non-lease components separately from lease component. The Group’s office space lease contracts have only one separate lease component and have no non-components (e.g., property tax or insurance). Most of the office space lease contracts have no non-lease components. For the office space lease contracts include non-lease components, the fixed lease payment is typically itemized in the office space lease contract for separate lease component and non-lease components. Therefore, the Group does not allocate the consideration in the contract to the separate lease component and the non-lease components.

Lease expense for minimum lease payments is recognized on a straight-line basis over the lease term. The Group has made an accounting policy election to exempt leases with an initial term of 12 months or less without a purchase option that is likely to be exercised from being recognized on the balance sheet. Payments related to those leases continue to be recognized in the consolidated statement of income and comprehensive income(loss) on a straight-line basis over the lease term.

In addition, the Group does not have any related-party leases or sublease transactions.

Accumulated other comprehensive income(loss)
(z)	Accumulated other comprehensive income(loss)

The Group presents comprehensive income (loss) in the consolidated statements of income (loss) and comprehensive income (loss) with net income in a continuous statement.

Accumulated other comprehensive income (loss) mainly represents foreign currency translation adjustments and changes in fair value of short term investments for the year.

Government grants
(aa)	Government grants

Government grants primarily consist of financial subsidies received from provincial and local governments for operating a business in their jurisdictions and compliance with specific policies promoted by the local governments. The Group records such government subsidies as other income or reduction of expenses or cost of revenues when it has fulfilled all of its obligation related to the subsidy. The Group recognized RMB5,012, RMB2,974 and RMB591 in the years ended December 31, 2023, 2024 and 2025.

Recently adopted accounting pronouncements
(ab)	Recently adopted accounting pronouncements

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740) - Improvements to Income Tax Disclosures, which provides guidance on the disaggregation information about a reporting entity’s effective tax rate reconciliation as well as additional information on income taxes paid. The guidance is effective for annual periods beginning after December 15, 2024 on a prospective basis. Early adoption is permitted. The Group has adopted ASU 2023-09 in 2025 retrospectively and updated the income tax disclosure in Note 17.

In March 2024, the FASB issued ASU 2024-01, “Compensation-Stock Compensation (Topic 718): Scope Application of Profits Interest and similar Awards”. For public business entities, the amendments in this Update are effective for annual periods beginning after December 15, 2024, and interim periods within those annual periods. For all other entities, the amendments are effective for annual periods beginning after December 15, 2025, and interim periods within those annual periods. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance. The Group has adopted ASU 2024-01 in 2025 with no material impact on the consolidated financial statements.

Recently accounting pronouncements issued not yet adopted
(ac)	Recently accounting pronouncements issued not yet adopted

In November 2024, the FASB issued ASU 2024-03, “Income Statement—Reporting comprehensive income(loss) (Subtopic 220-40): Disaggregation of Income Statement Expenses.” This pronouncement introduces new disclosure requirements aimed at enhancing transparency in financial reporting by requiring disaggregation of specific income statement expense captions. Under the new guidance, entities are required to disclose a breakdown of certain expense categories, such as: employee compensation; depreciation; amortization, and other material components. The disaggregated information can be presented either on the face of the income statement or in the notes to the financial statements, often using a tabular format. The ASU is effective for fiscal years beginning after December 15, 2025, and interim periods within those fiscal years. Early adoption is permitted. The Group is currently evaluating these new disclosure requirements and does not expect the adoption to have a material impact. In January 2025, the FASB issued ASU 2025-01, which revises the effective date of ASU 2024-03 (on disclosures about disaggregation of income statement expenses) “to clarify that all public business entities are required to adopt the guidance in annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027.” Adoption of this ASU can either be applied prospectively to consolidated financial statements issued for reporting periods after the effective date of this ASU or retrospectively to any or all prior periods presented in the consolidated financial statements. Early adoption is also permitted. The Group is in the process of evaluating the impact of the new guidance. This ASU will likely result in the required additional disclosures being included in the Group’s consolidated financial statements, once adopted.

In November 2024, the FASB issued ASU 2024-04, Debt – Debt with Conversion and Other Options (Subtopic 470-20): Induced Conversion of Convertible Debt Instruments (“ASU 2024-04”), which clarifies the requirements for determining whether certain settlements of convertible debt instruments should be accounted for as an induced conversion. ASU 2024-04 is effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods. Early adoption is permitted for all entities that have adopted the amendments in Update 2020-06. The Group is in the process of evaluating the impact of adopting this new guidance on its consolidated financial statements.

In February 2025, the FASB issued ASU 2025-02, Liabilities (Topic 405): Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin No. 122 (“ASU 2025-02”), amends the Accounting Standards Codification to remove the text of SEC Staff Accounting Bulletin (“SAB”) 121, Accounting for Obligations to Safeguard Crypto-Assets an Entity Holds for Its Platform Users, as it has been rescinded by the issuance of SAB 122. ASU 2025-02 is effective immediately and is not expected to have an impact on the Group’s financial statements.

In July 2025, the FASB issued ASU 2025-05 - Financial Instruments—Credit Losses (Topic 326). The amendments in this Update provide (1) all entities with a practical expedient and (2) entities other than public business entities with an accounting policy election when estimating expected credit losses for current accounts receivable and current contract assets arising from transactions accounted for under Topic 606. An entity that elects the practical expedient and the accounting policy election, if applicable, should apply the amendments in this Update prospectively. The amendments will be effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods. Early adoption is permitted in both interim and annual reporting periods in which financial statements have not yet been issued or made available for issuance. The Group is evaluating the impact of the adoption of this guidance. We believe the future adoption of this ASU is not expected to have a material impact on its financial statements.

In September 2025, the FASB issued ASU 2025-07, Derivatives and Hedging (“Topic 815”) and Revenue from Contracts with Customers (“Topic 606”): Derivatives Scope Refinements and Scope Clarification for Share-Based Noncash Consideration from a Customer in a Revenue Contract (“ASU 2025-07”). ASU 2025-07, expands an existing scope exception under Topic 815 to exclude non-exchange-traded contracts where the underlying is based on the operations or activities specific to one of the contract parties. The Group is currently evaluating the impact of this ASU on its financial statements.

In November 2025, the FASB issued ASU 2025-08, Financial Instruments — Credit Losses (“Topic 326”): Purchased Loans (“ASU 2025-08”). The amendments expand the population of acquired loans subject to the gross-up approach, treating non-credit-deteriorated loans (excluding credit cards) as “seasoned” if purchased at least 90 days after origination or acquired in a business combination. ASU 2025-08 is effective for annual reporting periods beginning after December 15, 2026 and interim reporting periods within those annual reporting periods. Early adoption is permitted. The Group is currently evaluating the impact that adoption of this ASU will have on its interim financial statement disclosures.

In December 2025, the FASB issued ASU 2025-11, which clarifies the scope and disclosure requirements for interim financial reporting under ASC 270. The amendments introduce a principle requiring disclosure of events and transactions occurring after the end of the most recent annual reporting period that have a material impact on the entity and consolidate certain interim disclosure requirements. The amendments are effective for interim reporting periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted. The Group is currently evaluating the impact that adoption of this ASU will have on its interim financial statement disclosures.